Basic and diluted net loss per share (Details) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares
Basic and diluted net loss per share
Net loss for the year		$ (83,692)		$ (4,022)		$ (122,504)		$ (9,710)		$ (31,370)		$ (57,770)
F1 preferred shares deemed dividend								1,694		1,694		3,384
Loss attributable to common shareholders, basic		83,692		4,022		122,504		11,404		(33,523)		(61,154)
Loss attributable to common shareholders, diluted		$ 83,692		$ 4,022		$ 122,504		$ 11,404		$ 33,523		$ 61,154
Weighted average number of shares outstanding, basic (in shares) | shares		14,440,768	[1]	1,317,732	[1]	14,435,062	[1]	1,317,220	[1]	6,169,127	[2]	1,307,771	[2]
Weighted average number of shares outstanding, diluted (in shares) | shares		14,440,768	[1]	1,317,732	[1]	14,435,062	[1]	1,317,220	[1]	6,169,127	[2]	1,307,771	[2]
Net loss per share attributable to common shareholders, basic (in dollars per share) | $ / shares		$ 5.8		$ 3.05		$ 8.49		$ 8.66		$ 5.4		$ 46.76
Net loss per share attributable to common shareholders, diluted (in dollars per share) | $ / shares		$ 5.80		$ 3.05		$ 8.49		$ 8.66		$ 5.4		$ 46.76
Reverse stock split conversion ratio	0.10					0.1				0.10		0.10
Temporary equity have been excluded from the weighted average common shares | shares						3,500,000

[1]	The weighted average shares outstanding for the three month and six month period ended June 30, 2025, has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.
[2]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.